Employee benefits - Cost of Service or Benefits Received (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Financial cost	$ 12	$ 12	$ 255
Real loss in plan assets	(231)	(214)	(363)
Settlement	0	0	(1,627)
Net periodic pension expenses	$ (219)	$ (202)	$ (1,735)